Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

7. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Loan from a third party(1)	-	4,308,539
Accrued expenses(2)	1,580,258	1,385,956
Payroll payable	465,858	511,285
Refundable security deposits	161,225	115,000
Vehicle payments payable	134,400	66,666
Others	3,065	54,184
Total	2,344,806	6,441,630

(1)	The balance represented a loan from a third party, together with accrued interest. On January 6, 2026, the Group entered into a one-year loan agreement with the third party for a principal amount of RMB4,071,060 (US$600,000), bearing interest at a rate of 12% per annum on a simple interest basis. Subsequent to June 30, 2026, the Group fully repaid the outstanding principal balance prior to maturity, and the lender waived all accrued interest.
(2)	The balance primarily consisted of accrued professional service payables for IPO-related professional service expenses as of June 30, 2025 and 2026.